ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Interest Paid Included in Net Cash Provided by Operating Activities

The following amounts of interest paid were included in cash flows from operations:

	Fiscal year Ended December 31,	Six Months Ended December 31,	Fiscal Year Ended June 30,
	2011	2010	2010	2009
Interest paid before capitalization	63.6	36.4	71.7	137.5

(b)	Non cash-items

Excluded from the statements of cash flows are the following:

i) For the fiscal ended December 31, 2011

The $26.4 million loss on mark-to-market of listed investments

i) For the six months ended December 31, 2010

The $28.8 million gain on mark-to-market of listed investments

ii) For the fiscal year ended June 30, 2010

The $24.9 million gain on mark-to-market of listed investments

ii) For the fiscal year ended June 30, 2009

The $122.4 million loss on mark-to-market of listed investment